Details of Significant Accounts - Schedule of other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Details of Significant Accounts
Prepaid expenses	$ 3,773	$ 4,617
Others	269	88
Total	$ 4,042	$ 4,705